Trade and accounts payables - Summary Of Group trade and accounts payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Suppliers	$ 1,404,352	$ 1,355,243	$ 1,262,092
Other taxes	278,053	274,901	244,680
Salaries and benefits payable	28,534	22,091	26,814
Total	$ 1,710,939	$ 1,652,235	$ 1,533,586